Schedule of Investments (unaudited) June 30, 2019	iShares® Expanded Tech-Software Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Application Software — 58.2%
2U Inc.(a)(b)	133,614	$5,029,231
8x8 Inc.(a)(b)	224,230	5,403,943
ACI Worldwide Inc.(a)	257,913	8,856,732
Adobe Inc.(a)(b)	797,099	234,865,220
Alarm.com Holdings Inc.(a)(b)	82,088	4,391,708
Altair Engineering Inc., Class A(a)(b)	64,430	2,602,328
Alteryx Inc., Class A(a)(b)	108,575	11,847,704
ANSYS Inc.(a)	195,841	40,112,154
Appfolio Inc., Class A(a)	27,460	2,808,334
Aspen Technology Inc.(a)	160,923	19,999,510
Autodesk Inc.(a)(b)	512,469	83,481,200
Avalara Inc.(a)	103,770	7,492,194
Avaya Holdings Corp.(a)	243,888	2,904,706
Benefitfocus Inc.(a)	61,711	1,675,454
Blackbaud Inc.	114,772	9,583,462
Blackline Inc.(a)	109,007	5,832,965
Bottomline Technologies DE Inc.(a)	88,522	3,916,213
Box Inc., Class A(a)(b)	341,516	6,014,097
Cadence Design Systems Inc.(a)(b)	655,765	46,434,720
CDK Global Inc.	283,825	14,032,308
Ceridian HCM Holding Inc.(a)(b)	157,683	7,915,687
Cision Ltd.(a)	177,086	2,077,219
Citrix Systems Inc.	291,841	28,641,276
Cloudera Inc.(a)(b)	532,710	2,802,055
Cornerstone OnDemand Inc.(a)	126,565	7,331,910
Coupa Software Inc.(a)(b)	127,368	16,126,063
Descartes Systems Group Inc. (The)(a)(b)	194,117	7,172,623
Dropbox Inc., Class A(a)	455,828	11,418,491
Ebix Inc.(b)	51,443	2,583,468
Envestnet Inc.(a)(b)	112,662	7,702,701
Everbridge Inc.(a)(b)	68,273	6,104,972
Fair Isaac Corp.(a)(b)	67,646	21,242,197
Five9 Inc.(a)(b)	139,252	7,142,235
Guidewire Software Inc.(a)(b)	189,977	19,259,868
HubSpot Inc.(a)(b)	91,368	15,580,071
Instructure Inc.(a)(b)	77,070	3,275,475
Intuit Inc.	604,927	158,085,573
j2 Global Inc.	108,484	9,643,143
LivePerson Inc.(a)	139,209	3,903,420
LogMeIn Inc.	116,236	8,564,269
Manhattan Associates Inc.(a)(b)	150,728	10,449,972
MicroStrategy Inc., Class A(a)	19,201	2,751,695
New Relic Inc.(a)(b)	108,488	9,385,297
Nuance Communications Inc.(a)(b)	677,053	10,812,536
Nutanix Inc., Class A(a)(b)	184,193	4,777,966
Open Text Corp.(b)	628,828	25,907,714
Paycom Software Inc.(a)(b)	114,679	26,000,023
Paylocity Holding Corp.(a)(b)	74,107	6,952,719
Pegasystems Inc.	86,430	6,154,680
Pivotal Software Inc., Class A(a)(b)	182,166	1,923,673
Pluralsight Inc., Class A(a)(b)	131,569	3,989,172
PROS Holdings Inc.(a)(b)	82,188	5,199,213
PTC Inc.(a)(b)	241,599	21,685,926
Q2 Holdings Inc.(a)(b)	108,817	8,309,266
RealPage Inc.(a)(b)	172,167	10,132,028
RingCentral Inc., Class A(a)	164,153	18,864,463
salesforce.com Inc.(a)(b)	1,455,256	220,805,993
Smartsheet Inc., Class A(a)	204,005	9,873,842

Security	Shares	Value

Application Software (continued)
Splunk Inc.(a)(b)	350,393	$44,061,920
SPS Commerce Inc.(a)	41,927	4,285,359
SS&C Technologies Holdings Inc.	507,699	29,248,539
Synopsys Inc.(a)	349,780	45,013,188
Trade Desk Inc. (The), Class A(a)(b)	85,368	19,445,123
Tyler Technologies Inc.(a)	89,469	19,327,093
Verint Systems Inc.(a)	153,448	8,252,433
Workday Inc., Class A(a)	378,017	77,712,735
Workiva Inc.(a)	61,671	3,582,468
Yext Inc.(a)(b)	196,898	3,955,681
Zendesk Inc.(a)(b)	255,663	22,761,677

		1,545,479,293

Interactive Home Entertainment — 7.4%
Activision Blizzard Inc.	1,787,428	84,366,601
Electronic Arts Inc.(a)	692,214	70,093,590
Take-Two Interactive Software Inc.(a)(b)	262,609	29,814,000
Zynga Inc., Class A(a)	1,964,180	12,040,423

		196,314,614

Interactive Media & Services — 1.0%
Snap Inc., Class A, NVS(a)(b)	1,764,415	25,231,134

Systems Software — 33.4%
BlackBerry Ltd.(a)(b)	1,150,588	8,583,386
CommVault Systems Inc.(a)	89,802	4,455,975
FireEye Inc.(a)(b)	478,252	7,082,912
ForeScout Technologies Inc.(a)	84,211	2,851,384
Fortinet Inc.(a)	338,691	26,021,630
Microsoft Corp.	1,664,438	222,968,115
Oracle Corp.	4,090,609	233,041,995
Palo Alto Networks Inc.(a)(b)	223,951	45,632,256
Progress Software Corp.	104,131	4,542,194
Proofpoint Inc.(a)(b)	129,914	15,622,159
Qualys Inc.(a)(b)	78,503	6,836,041
Rapid7 Inc.(a)(b)	97,749	5,653,802
Red Hat Inc.(a)	414,782	77,879,468
SailPoint Technologies Holding Inc.(a)(b)	153,589	3,077,924
ServiceNow Inc.(a)	430,985	118,335,551
Symantec Corp.	1,442,516	31,389,148
Tableau Software Inc., Class A(a)(b)	168,028	27,896,009
Teradata Corp.(a)(b)	273,245	9,795,833
TiVo Corp.	292,335	2,154,509
Varonis Systems Inc.(a)(b)	70,824	4,386,839
VMware Inc., Class A(b)	177,538	29,686,129

		887,893,259

Total Common Stocks — 100.0% (Cost: $2,536,301,678)		2,654,918,300

Short-Term Investments

Money Market Funds — 8.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	228,921,045	229,035,505

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Expanded Tech-Software Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	1,557,278	$1,557,278

		230,592,783

Total Short -Term Investments — 8.7% (Cost: $230,547,799)		230,592,783

Total Investments in Securities — 108.7% (Cost: $2,766,849,477)		2,885,511,083

Other Assets, Less Liabilities — (8.7)%		(230,251,952)

Net Assets — 100.0%		$2,655,259,131

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	114,415,154	114,505,891	228,921,045	$229,035,505	$100,266	(a)	$(3,820)	$19,397
BlackRock Cash Funds: Treasury, SL Agency Shares	1,662,696	(105,418)	1,557,278	1,557,278	13,587		—	—

				$230,592,783	$113,853		$(3,820)	$19,397

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,654,918,300	$—	$—	$2,654,918,300
Money Market Funds	230,592,783	—	—	230,592,783

	$2,885,511,083	$—	$—	$2,885,511,083

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

2